CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.07%
CLOSED-END FUNDS - 24.27%
CONVERTIBLE SECURITY FUNDS - 0.65%
Bancroft Fund Ltd.	32,919	$526,375
Ellsworth Growth and Income Fund Ltd.	139,572	1,133,325
Gabelli Convertible & Income Securities Fund Inc. (The)	9,542	35,401
Virtus Convertible & Income Fund	294,037	982,084
Virtus Convertible & Income Fund II	183,836	549,670
Virtus Equity & Convertible Income Fund	77,096	1,726,178
		4,953,033
DIVERSIFIED EQUITY - 6.34%
Adams Diversified Equity Fund, Inc.	236,489	4,616,265
Eaton Vance Tax-Advantaged Dividend Income Fund	511,056	12,060,921
Gabelli Dividend & Income Trust (The)	578,551	13,295,102
General American Investors Company, Inc.	145,200	6,753,253
John Hancock Tax-Advantaged Dividend Income Fund	36,542	718,416
Liberty All-Star® Equity Fund	351,301	2,511,802
Liberty All-Star® Growth Fund, Inc.	681,462	3,741,226
Royce Value Trust, Inc.	150,409	2,281,705
Tri-Continental Corporation	63,310	1,949,948
		47,928,638
GLOBAL - 2.37%
abrdn Global Dynamic Dividend Fund	4,875	47,336
abrdn Total Dynamic Dividend Fund	188,256	1,560,642
Clough Global Dividend and Income Fund	96,082	537,098
Clough Global Equity Fund	158,517	1,031,946
Clough Global Opportunities Fund	265,812	1,350,325
Eaton Vance Tax-Advantaged Global Dividend Income Fund	464,884	8,484,134
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	127,493	3,184,775
Gabelli Global Small and Mid Cap Value Trust (The)	14,671	176,345
GDL Fund (The)	69,450	552,822
Lazard Global Total Return and Income Fund, Inc.	59,723	975,277
Royce Global Value Trust, Inc.	2,426	25,934
		17,926,634

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK - 0.61%
Calamos Long/Short Equity & Dynamic Income Trust	79,564	$1,227,673
Calamos Strategic Total Return Fund	208,063	3,405,991
		4,633,664
NATURAL RESOURCES - 0.67%
Adams Natural Resources Fund, Inc.	192,353	4,435,660
First Trust Energy Income & Growth Fund	37,370	610,626
		5,046,286
OPTION ARBITRAGE/OPTIONS STRATEGIES - 10.95%
BlackRock Enhanced Equity Dividend Trust	588,767	4,857,328
BlackRock Enhanced Global Dividend Trust	363,883	3,806,216
BlackRock Enhanced International Dividend Trust	75,016	414,838
Eaton Vance Enhanced Equity Income Fund	93,616	1,706,620
Eaton Vance Enhanced Equity Income Fund II	278,044	5,608,147
Eaton Vance Risk-Managed Diversified Equity Income Fund	326,960	2,730,116
Eaton Vance Tax-Managed Buy-Write Income Fund	226,611	3,093,240
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	826,475	10,686,322
Eaton Vance Tax-Managed Diversified Equity Income Fund	743,679	9,935,551
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	676,875	5,550,375
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,104,745	9,014,719
Nuveen Dow 30SM Dynamic Overwrite Fund	279,414	4,096,209
Nuveen Nasdaq 100 Dynamic Overwrite Fund	453,984	10,959,174
Nuveen S&P 500 Buy-Write Income Fund	400,542	5,299,171
Nuveen S&P 500 Dynamic Overwrite Fund	92,924	1,456,119
Virtus Dividend, Interest & Premium Strategy Fund	222,254	2,840,406
Voya Global Equity Dividend and Premium Opportunity Fund	147,911	783,928
		82,838,479
REAL ESTATE - 0.24%
Cohen & Steers Quality Income Realty Fund, Inc.	106,232	1,283,283
Neuberger Berman Real Estate Securities Income Fund Inc.	26,232	87,615

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 0.24% (Continued)
Nuveen Real Estate Income Fund	56,199	$443,972
		1,814,870
SECTOR EQUITY - 1.65%
abrdn Healthcare Investors	25,962	437,719
abrdn Healthcare Opportunities Fund	126,827	2,549,223
abrdn Life Sciences Investors	10,775	146,863
BlackRock Innovation and Growth Term Trust	648,732	5,280,679
Gabelli Healthcare & WellnessRx Trust (The)	127,529	1,305,897
GAMCO Natural Resources, Gold & Income Trust	23,524	122,560
Neuberger Berman Next Generation Connectivity Fund Inc.	73,384	862,262
Nuveen Real Asset Income and Growth Fund	150,698	1,787,278
		12,492,481
UTILITY - 0.79%
abrdn Global Infrastructure Income Fund	4,847	86,034
Allspring Utilities and High Income Fund	51,767	488,680
BlackRock Utilities, Infrastructure & Power Opportunities Trust	106,390	2,294,832
Duff & Phelps Utility and Infrastructure Fund Inc.	317,261	3,033,016
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	5,903	45,335
		5,947,897

TOTAL CLOSED-END FUNDS		183,581,982

COMMON STOCKS - 69.97%
COMMUNICATION SERVICES - 7.21%
Alphabet Inc. - Class C *	164,900	25,107,674
AT&T Inc.	88,100	1,550,560
Charter Communications, Inc. - Class A *	2,100	610,323
Comcast Corporation - Class A	53,700	2,327,895
Meta Platforms, Inc. - Class A	31,200	15,150,096
Netflix, Inc. *	5,900	3,583,247
T-Mobile US, Inc.	9,100	1,485,302
Verizon Communications Inc.	54,900	2,303,604

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 7.21% (Continued)
Walt Disney Company (The)	19,400	$2,373,784
		54,492,485
CONSUMER DISCRETIONARY - 6.96%
Amazon.com, Inc. *	122,100	22,024,398
AutoZone, Inc. *	120	378,198
Booking Holdings Inc.	300	1,088,364
Chipotle Mexican Grill, Inc. *	400	1,162,708
D.R. Horton, Inc.	4,500	740,475
eBay Inc.	7,900	416,962
Ford Motor Company	58,400	775,552
General Motors Company	20,800	943,280
Hilton Worldwide Holdings Inc.	4,000	853,240
Home Depot, Inc. (The)	14,000	5,370,400
Lowe's Companies, Inc.	7,000	1,783,110
Marriott International, Inc. - Class A	4,400	1,110,164
McDonald's Corporation	9,000	2,537,550
NIKE, Inc. - Class B	13,700	1,287,526
O'Reilly Automotive, Inc. *	1,000	1,128,880
Ross Stores, Inc.	5,100	748,476
Starbucks Corporation	14,100	1,288,599
Tesla, Inc. *	42,900	7,541,391
TJX Companies, Inc. (The)	14,300	1,450,306
		52,629,579
CONSUMER STAPLES - 4.99%
Altria Group, Inc.	30,400	1,326,048
Archer-Daniels-Midland Company	10,500	659,505
Coca-Cola Company (The)	66,700	4,080,706
Colgate-Palmolive Company	15,700	1,413,785
Constellation Brands, Inc. - Class A	2,800	760,928
Costco Wholesale Corporation	7,500	5,494,725
Dollar General Corporation	4,000	624,240
General Mills, Inc.	10,500	734,685
Hershey Company (The)	3,000	583,500
Keurig Dr Pepper Inc.	17,300	530,591
Kimberly-Clark Corporation	6,200	801,970
Kraft Heinz Company (The)	13,600	501,840

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.99% (Continued)
Mondelēz International, Inc. - Class A	23,900	$1,673,000
Monster Beverage Corporation *	13,100	776,568
PepsiCo, Inc.	16,900	2,957,669
Philip Morris International Inc.	26,700	2,446,254
Procter & Gamble Company (The)	39,100	6,343,975
Target Corporation	8,800	1,559,448
Walmart Inc.	74,800	4,500,716
		37,770,153
ENERGY - 2.75%
Chevron Corporation	23,900	3,769,986
ConocoPhillips	17,200	2,189,216
Devon Energy Corporation	13,800	692,484
EOG Resources, Inc.	7,500	958,800
Exxon Mobil Corporation	52,400	6,090,976
Hess Corporation	5,800	885,312
Kinder Morgan, Inc. - Class P	16,984	311,487
Marathon Petroleum Corporation	3,700	745,550
Occidental Petroleum Corporation	8,000	519,920
Phillips 66	7,200	1,176,048
Pioneer Natural Resources Company	3,600	945,000
Schlumberger Limited	19,200	1,052,352
Valero Energy Corporation	4,800	819,312
Williams Companies, Inc. (The)	16,600	646,902
		20,803,345
FINANCIALS - 10.20%
Aflac Incorporated	10,600	910,116
American Express Company	9,100	2,071,979
American International Group, Inc.	12,800	1,000,576
Aon plc - Class A	3,500	1,168,020
Arthur J. Gallagher & Co.	4,000	1,000,160
Bank of America Corporation	117,600	4,459,392
Bank of New York Mellon Corporation (The)	14,700	847,014
Berkshire Hathaway Inc. - Class B *	18,400	7,737,568
BlackRock, Inc.	2,500	2,084,250
Capital One Financial Corporation	6,900	1,027,341
Charles Schwab Corporation (The)	24,700	1,786,798

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 10.20% (Continued)
Chubb Limited	7,000	$1,813,910
Citigroup Inc.	32,500	2,055,300
CME Group Inc.	6,100	1,313,269
Fiserv, Inc. *	10,400	1,662,128
Goldman Sachs Group, Inc. (The)	5,500	2,297,295
Intercontinental Exchange, Inc.	9,600	1,319,328
JPMorgan Chase & Co.	45,800	9,173,740
Marsh & McLennan Companies, Inc.	8,300	1,709,634
Mastercard Incorporated - Class A	14,300	6,886,451
MetLife, Inc.	10,700	792,977
Moody's Corporation	3,100	1,218,393
Morgan Stanley	21,500	2,024,440
MSCI Inc.	1,400	784,630
PayPal Holdings, Inc. *	18,900	1,266,111
PNC Financial Services Group, Inc. (The)	7,000	1,131,200
Progressive Corporation (The)	9,800	2,026,836
S&P Global Inc.	5,000	2,127,250
Travelers Companies, Inc. (The)	4,200	966,588
Truist Financial Corporation	23,400	912,132
U.S. Bancorp	26,400	1,180,080
Visa, Inc. - Class A	24,900	6,949,092
Wells Fargo & Company	59,100	3,425,436
		77,129,434
HEALTH CARE - 8.60%
Abbott Laboratories	22,200	2,523,252
AbbVie Inc.	25,000	4,552,500
Amgen Inc.	7,100	2,018,672
Becton, Dickinson and Company	4,500	1,113,525
Biogen Inc. *	1,000	215,630
Boston Scientific Corporation *	20,336	1,392,813
Bristol-Myers Squibb Company	24,600	1,334,058
Centene Corporation *	10,200	800,496
Cigna Group (The)	4,400	1,598,036
CVS Health Corporation	14,400	1,148,544
Danaher Corporation	8,800	2,197,536
DexCom, Inc. *	7,600	1,054,120

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 8.60% (Continued)
Edwards Lifesciences Corporation *	7,300	$697,588
Elevance Health, Inc.	3,200	1,659,328
Eli Lilly and Company	9,400	7,312,824
Gilead Sciences, Inc.	17,200	1,259,900
HCA Healthcare, Inc.	3,200	1,067,296
Humana Inc.	1,700	589,424
IDEXX Laboratories, Inc. *	1,200	647,916
Intuitive Surgical, Inc. *	4,300	1,716,087
IQVIA Holdings Inc. *	2,500	632,225
Johnson & Johnson	34,402	5,442,052
McKesson Corporation	1,900	1,020,015
Medtronic plc	15,600	1,359,540
Merck & Co., Inc.	36,200	4,776,590
Moderna, Inc. *	4,600	490,176
Pfizer Inc.	77,300	2,145,075
Regeneron Pharmaceuticals, Inc. *	1,300	1,251,237
Stryker Corporation	4,000	1,431,480
Thermo Fisher Scientific Inc.	5,000	2,906,050
UnitedHealth Group Incorporated	12,903	6,383,114
Vertex Pharmaceuticals Incorporated *	3,100	1,295,831
Zoetis Inc.	6,000	1,015,260
		65,048,190
INDUSTRIALS - 6.11%
3M Company	9,600	1,018,272
Automatic Data Processing, Inc.	7,100	1,773,154
Boeing Company (The) *	10,200	1,968,498
Carrier Global Corporation	14,000	813,820
Caterpillar Inc.	8,600	3,151,298
Cintas Corporation	1,700	1,167,951
CSX Corporation	34,800	1,290,036
Cummins Inc.	2,900	854,485
Deere & Company	4,500	1,848,330
Eaton Corporation plc	6,800	2,126,224
Emerson Electric Co.	9,400	1,066,148
FedEx Corporation	3,300	956,142
General Dynamics Corporation	4,200	1,186,458

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.11% (Continued)
General Electric Company	18,700	$3,282,411
Honeywell International Inc.	11,300	2,319,325
Illinois Tool Works Inc.	5,300	1,422,149
Johnson Controls International plc	13,800	901,416
Lockheed Martin Corporation	4,300	1,955,941
Norfolk Southern Corporation	3,800	968,506
Northrop Grumman Corporation	2,500	1,196,650
Old Dominion Freight Line, Inc.	3,400	745,654
PACCAR Inc.	8,200	1,015,898
Parker-Hannifin Corporation	2,100	1,167,159
Paychex, Inc.	5,900	724,520
Republic Services, Inc.	3,600	689,184
RTX Corporation	21,700	2,116,401
Trane Technologies plc - Class A	3,900	1,170,780
TransDigm Group Incorporated	900	1,108,440
Union Pacific Corporation	10,500	2,582,265
United Parcel Service, Inc. - Class B	12,300	1,828,149
Veralto Corporation	3,833	339,834
Waste Management, Inc.	6,800	1,449,420
		46,204,918
INFORMATION TECHNOLOGY - 21.25%
Accenture plc - Class A	9,000	3,119,490
Adobe Inc. *	6,100	3,078,060
Advanced Micro Devices, Inc. *	18,200	3,284,918
Amphenol Corporation - Class A	8,600	992,010
Analog Devices, Inc.	7,100	1,404,309
Apple Inc.	237,500	40,726,500
Applied Materials, Inc.	11,400	2,351,022
Arista Networks, Inc. *	4,000	1,159,920
Autodesk, Inc. *	2,300	598,966
Broadcom Inc.	5,800	7,687,378
Cadence Design Systems, Inc. *	3,100	964,968
Cisco Systems, Inc.	46,400	2,315,824
Fortinet, Inc. *	11,200	765,072
Intel Corporation	42,300	1,868,391
International Business Machines Corporation	14,300	2,730,728

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 21.25% (Continued)
Intuit Inc.	3,700	$2,405,000
KLA Corporation	1,700	1,187,569
Lam Research Corporation	2,000	1,943,140
Microchip Technology Incorporated	7,800	699,738
Micron Technology, Inc.	13,000	1,532,570
Microsoft Corporation	84,400	35,508,767
Motorola Solutions, Inc.	2,500	887,450
NVIDIA Corporation	27,100	24,486,476
NXP Semiconductors N.V.	3,700	916,749
ON Semiconductor Corporation *	3,900	286,845
Oracle Corporation	27,600	3,466,836
Palo Alto Networks, Inc. *	4,500	1,278,585
QUALCOMM Incorporated	17,100	2,895,030
Roper Technologies, Inc.	1,600	897,344
Salesforce, Inc.	12,500	3,764,750
ServiceNow, Inc. *	2,600	1,982,240
Synopsys, Inc. *	2,000	1,143,000
TE Connectivity Ltd.	4,700	682,628
Texas Instruments Incorporated	9,900	1,724,679
		160,736,952
MATERIALS - 0.17%
Air Products and Chemicals, Inc.	400	96,908
Albemarle Corporation	200	26,348
Corteva, Inc.	1,800	103,806
DuPont de Nemours, Inc.	1,200	92,004
Ecolab Inc.	400	92,360
Freeport-McMoRan Inc.	1,700	79,934
Linde plc	1,000	464,320
Nucor Corporation	800	158,320
Sherwin-Williams Company (The)	400	138,932
		1,252,932
REAL ESTATE - 0.20%
American Tower Corporation	1,500	296,385
AvalonBay Communities, Inc.	500	92,780
CBRE Group, Inc. - Class A *	1,200	116,688
Crown Castle, Inc.	1,000	105,830

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 0.20% (Continued)
Equinix, Inc.	200	$165,066
Extra Space Storage Inc.	500	73,500
Prologis, Inc.	2,800	364,616
Public Storage	200	58,012
Realty Income Corporation	1,000	54,100
SBA Communications Corporation - Class A	400	86,680
Welltower Inc.	1,400	130,816
		1,544,473
UTILITIES - 1.53%
American Electric Power Company, Inc.	8,900	766,290
American Water Works Company, Inc.	3,400	415,514
Consolidated Edison, Inc.	3,200	290,592
Constellation Energy Corporation	5,533	1,022,775
Dominion Energy, Inc.	15,000	737,850
Duke Energy Corporation	8,600	831,706
Edison International	6,900	488,037
Exelon Corporation	20,700	777,699
NextEra Energy, Inc.	35,600	2,275,196
PG&E Corporation	23,300	390,508
Public Service Enterprise Group Incorporated	9,000	601,020
Sempra	7,700	553,091
Southern Company (The)	18,700	1,341,538
WEC Energy Group, Inc.	6,600	541,992
Xcel Energy Inc.	9,900	532,125
		11,565,933

TOTAL COMMON STOCKS		529,178,394

EXCHANGE-TRADED FUNDS - 4.83%
Communication Services Select Sector SPDR® Fund (The)	14,600	1,192,236
Consumer Discretionary Select Sector SPDR® Fund (The)	8,300	1,526,287
Consumer Staples Select Sector SPDR® Fund (The)	15,000	1,145,400
Energy Select Sector SPDR® Fund (The)	9,400	887,454
Financial Select Sector SPDR® Fund (The)	139,300	5,867,316
Health Care Select Sector SPDR® Fund (The)	13,000	1,920,490

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 4.83% (Continued)
Industrial Select Sector SPDR® Fund (The)	41,400	$5,214,744
Invesco QQQ TrustSM, Series 1	9,800	4,351,298
Materials Select Sector SPDR® Fund (The)	52,600	4,886,014
Real Estate Select Sector SPDR® Fund (The)	37,700	1,490,281
Technology Select Sector SPDR® Fund (The)	37,200	7,747,644
Utilities Select Sector SPDR® Fund (The)	3,900	256,035
TOTAL EXCHANGE-TRADED FUNDS		36,485,199

TOTAL EQUITY SECURITIES (cost - $588,418,455)		749,245,575

SHORT-TERM INVESTMENT - 0.91%
MONEY MARKET FUND - 0.91%
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% ^ (cost - $6,865,402)	6,865,402	6,865,402

TOTAL INVESTMENTS - 99.98% (cost - $595,283,857)		756,110,977

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%		172,341

NET ASSETS - 100.00%		$756,283,318

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2024.

plc - Public Limited Company.